Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net [Abstract]
Accounts Receivable, Net

6.  Accounts Receivable, Net

The following table sets out the balance of accounts receivable excluding notes receivable as of December 31, 2020 and 2021 (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable, gross	756,262	799,389
Allowance for credit losses	(189,460)	(360,680)
Accounts receivable, net	566,802	438,709

The following table sets out the balance of notes receivable as of December 31, 2020 and 2021 (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Notes receivable, gross	113,808	37,520
Allowance for credit losses	(4,994)	(19,294)
Notes receivable, net	108,814	18,226

The following table presents the movement of the allowance for credit losses (in thousands):

	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1,	78,178	118,301	194,454
Additional allowance for credit losses, net of recoveries	43,853	80,878	185,520
Write-off	(3,730)	(4,725)	—
Balance as of December 31,	118,301	194,454	379,974